Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangibles:
Trademarks (indefinite life)	$ 17,780	$ 17,780
Total intangible assets	142,758	113,136
Less accumulated amortization	(79,515)	(55,156)
Total intangible assets - net	63,243	57,980
Customer Relationships [Member]
Intangibles:
Total intangible assets	104,070	79,154
Less accumulated amortization	(66,108)	(44,803)
Intangible Assets, Net	37,962	34,351
Other Intangible Assets [Member]
Intangibles:
Total intangible assets	20,908	16,202
Less accumulated amortization	(13,407)	(10,353)
Intangible Assets, Net	$ 7,501	$ 5,849